Income Tax - Tax Credit Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Tax Credit Carryforward [Line Items]
Total	$ 3,251	$ 2,827
Federal
Tax Credit Carryforward [Line Items]
Total	2,020	1,728
State
Tax Credit Carryforward [Line Items]
Total	$ 1,231	$ 1,099